Stock-Based Compensation - Summary of Stock Option Activity for Employee, Director and Nonemployee Awards (Detail) - $ / shares	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2016
Number of shares
Number of Shares, Outstanding Beginning	50,000	0	50,000
Number of Shares, Granted	0	50,000	0
Number of Shares, Outstanding Ending	50,000	50,000	50,000
Number of Shares, Options exercisable	26,389		16,666
Number of Shares, Options vested and expected to vest	50,000		50,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding	$ 0.001		$ 0.001
Weighted-Average Exercise Price, Granted		$ 0.001
Weighted-Average Exercise Price, Outstanding	0.001	$ 0.001	0.001
Weighted-Average Exercise Price, Options exercisable	0.001		0.001
Weighted-Average Exercise Price, Options vested and expected to vest	$ 0.001		$ 0.001